Total operating costs - Average Number of Employees (Details) - employee	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of products and services [line items]
Average number of employees	32,800	33,100	29,700
Commercial
Disclosure of products and services [line items]
Average number of employees	11,600	12,500	10,900
Supply chain
Disclosure of products and services [line items]
Average number of employees	17,100	16,600	14,900
Support functions
Disclosure of products and services [line items]
Average number of employees	4,100	4,000.0	3,900